UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10/23/2000
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   93
                                        -------------------

Form 13F Information Table Value Total: $ 310,381
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       9,288    195,275      X                           12,700         182,575
ABERCROMBIE & FITCH        COM       002896207       1,162     60,950      X                                           60,950
AMBAC                      COM       023139108       2,677     36,550      X                                           36,550
AMERICAN EXPRESS           COM       025816109       5,121     84,301      X                                           84,301
AMETEK                     COM       031100100       3,347    157,950      X                           11,000         146,950
AMGEN                      COM       031162100       8,872    127,050      X                           23,400         103,650
ANHEUSER BUSCH             COM       035229103       4,244    100,300      X                                          100,300
APPLIED MATERIALS          COM       038222105       3,887     65,530      X                                           65,530
ASSOCIATES FIRST CAP       COM       046008108         229      6,016      X                                            6,016
AVON PRODUCTS              COM       054303102       8,199    200,579      X                           16,000         184,579
BANK OF AMERICA            COM       06605F102       2,047     39,088      X                            3,900          35,188
BANK ONE                   COM       059438101         395     10,219      X                                           10,219
BECTON DICKINSON           COM       075887109       2,181     82,500      X                                           82,500
BED BATH & BEYOND          COM       075896100         783     32,100      X                                           32,100
BRIGGS & STRATTON          COM       109043109         987     26,100      X                                           26,100
BRISTOL-MYERS SQUIBB       COM       110122108       5,198     90,985      X                                           90,985
C S G SYSTEMS INTL INC     COM       126349109       2,067     71,275      X                                           71,275
CARDINAL HEALTH            COM       14149Y108         397      4,500      X                            4,500               0
CATALINA MARKETING         COM       148867104       8,599    228,546      X                                          228,546
CATERPILLAR                COM       149123101         943     27,942      X                                           27,942
CHAMPION ENTERPRISES       COM       158496109          57     13,400      X                                           13,400
CISCO SYSTEMS              COM       751277302      10,199    184,600      X                           20,900         163,700
CITIGROUP                  COM       172967101         461      8,533      X                                            8,533
COCA COLA                  COM       191216100       2,360     42,815      X                                           42,815
COLGATE PALMOLIVE          COM       194162103       1,243     26,325      X                                           26,325
COMPUTER ASSOCIATES        COM       204912109       4,188    166,273      X                            6,000         160,273
COMPUWARE                  COM       205638109         175     20,904      X                                           20,904
COSTCO WHSL                COM       22160Q102         370     10,600      X                           10,600               0
CRANE                      COM       224399105         549     24,000      X                                           24,000
DELL COMPUTER              COM       247025109       8,533    276,947      X                           18,000         258,947
DELTA AIR LINES            COM       247361108       2,902     65,407      X                                           65,407
DOLLAR TREE STORES         COM       256747106       2,895     71,363      X                            6,000          65,363
DOVER                      COM       260003108       1,643     35,000      X                                           35,000
DU PONT                    COM       263534109       1,914     46,200      X                                           46,200
EASTMAN KODAK              COM       277461109         787     19,250      X                                           19,250
EATON                      COM       278058102       3,072     49,850      X                                           49,850
EQUIFAX                    COM       294429105       2,654     98,510      X                           14,300          84,210
ETHAN ALLEN INTERIORS      COM       297602104         565     19,950      X                                           19,950
F M C                      COM       302491303         325      4,850      X                                            4,850
FANNIE MAE                 COM       313586109       7,488    104,725      X                           10,400          94,325
FIRST UNION                COM       337358105       1,877     58,300      X                            7,400          50,900
FORD                       COM       345370100       2,879    113,744      X                                          113,744
FREDDIE MAC                COM       313400301       2,384     44,100      X                                           44,100
GANNETT                    COM       364730101       2,767     52,200      X                                           52,200
GAP (THE)                  COM       364760108       1,570     78,000      X                                           78,000
GENERAL MOTORS             COM       370442105       6,683    102,822      X                            7,200          95,622
HEWLETT PACKARD            COM       428236103         223      2,301      X                                            2,301
HONEYWELL                  COM       438506107       7,010    196,772      X                           17,987         178,785
I B M                      COM       459200101         227      2,019      X                                            2,019
I C N PHARM                COM       448924100         505     15,197      X                                           15,197
IMS HEALTH                 COM       449934108       3,159    152,258      X                           12,000         140,258
INTEL                      COM       458140100       9,520    229,043      X                           15,600         213,443
INTERPUBLIC GROUP          COM       460690100         847     24,868      X                                           24,868
JOHNSON & JOHNSON          COM       478160104       1,686     17,946      X                                           17,946
KIMBERLY-CLARK             COM       494368103       8,329    149,231      X                                          149,231
LEXMARK INTL GROUP         COM       529771107       1,743     46,490      X                                           46,490
LILLY ELI & CO             COM       532457108       1,529     18,850      X                                           18,850
LUCENT TECHNOLOGIES        COM       549463107         266      8,716      X                            8,000             716
M B N A                    COM       55262L100      11,075    287,662      X                                          287,662
MAYTAG                     COM       578592107       4,278    137,710      X                           14,000         123,710
MCGRAW-HILL COS            COM       580645109         777     12,225      X                                           12,225
MEDTRONIC                  COM       585055106         394      7,600      X                            7,600               0
MERCK                      COM       589331107       7,576    101,777      X                                          101,777
METTLER TOLEDO INTL        COM       592688105       3,071     69,800      X                                           69,800
MICROSOFT                  COM       594918104         817     13,540      X                            7,200           6,340
MILLIPORE                  COM       601073109       1,589     32,800      X                                           32,800
MORGAN J P                 COM       616880BF6         310      1,900      X                                            1,900
NATIONAL CITY CORP         COM       635405103       1,350     61,000      X                                           61,000
ORACLE                     COM       68389X105      15,894    201,832      X                                          201,832
P P G INDUSTRIES           COM       693506107       1,707     43,000      X                            8,000          35,000
PATTERSON DENTAL           COM       703412106       5,196    230,946      X                                          230,946
PEPSICO                    COM       713448108         740     16,083      X                            5,200          10,883
PFIZER                     COM       717081103       2,004     44,606      X                           15,000          29,606
PITNEY BOWES INC           COM       724479100       3,208     81,349      X                                           81,349
PLANTRONICS                COM       727493108       5,929    156,028      X                                          156,028
PROVIDIAN FINANCIAL        COM       74406A102       6,496     51,150      X                                           51,150
RALSTON PURINA             COM       751277302       8,801    371,542      X                                          371,542
RAYMOND JAMES FINL         COM       754730109       4,727    143,505      X                                          143,505
ROWAN                      COM       779382100         296     10,200      X                                           10,200
SAFEWAY                    COM       786514208       6,776    145,131      X                           14,100         131,031
SCHERING-PLOUGH            COM       806605101      10,411    223,883      X                                          223,883
SEAGATE TECHNOLOGY         COM       811804103       1,690     24,496      X                                           24,496
SEALED AIR                 COM       812115103         310      6,850      X                                            6,850
SUPERIOR INDUSTRIES        COM       868168105       3,786    126,195      X                           12,000         114,195
TEXAS INSTRUMENTS          COM       882508104       3,268     69,250      X                                           69,250
TIDEWATER                  COM       886423102         860     18,900      X                           16,000           2,900
U S BANCORP                COM       902973106       3,575    157,153      X                           15,000         142,153
UNION CARBIDE              COM       905581104         778     20,600      X                                           20,600
UNITED TECHNOLOGIES        COM       913017109       5,086     73,437      X                            8,600          64,837
VERIZON COMMUNICATIONS     COM       92343V104       2,694     55,610      X                                           55,610
WACHOVIA                   COM       929771103         337      5,940      X                                            5,940
WATERS                     COM       941848103       8,103     91,050      X                           10,000          81,050
WELLS FARGO                COM       949746101         268      5,828      X                                            5,828